Standards issued but not yet effective	12 Months Ended
Dec. 31, 2025
Disclosure of New Accounting Standards and Issued But Not Yet Effective Explanatory [Abstract]
Standards issued but not yet effective
6. Standards issued but not yet effective
The new or amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s consolidated financial statements and that could have an impact on those statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.
Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments
In May 2024 the IASB issued amendments to IFRS 9 and IFRS 7 Classification and Measurement of Financial Instruments to address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9 Financial Instruments:
•Derecognition of a financial liability settled through electronic transfer: clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system.
•Classification of financial assets: clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest ("SPPI") criterion.
•Disclosures: add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance ("ESG") targets).
•Make updates to the disclosures for equity instruments designated at Fair Value through Other Comprehensive Income ("FVOCI").
The amendments are effective for reporting periods beginning on or after January 1, 2026 and are not expected to have a material impact on the consolidated financial statements.
IFRS 18 - Presentation and Disclosure in Financial Statements
In April 2024 the IASB issued the new standards IFRS 18 - Presentation and Disclosure in Financial Statements to improve reporting of financial performance. The key new concepts introduced are related to:
•the structure of the statement of profit or loss.
•required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements, and
•enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.
The new standards are effective for reporting periods beginning on or after January 1, 2027.
The Company is still in the process of assessing the impacts of the new standard, particularly with respect to the structure of the Company's consolidated statement of profit or loss and notes to the consolidated financial statements.
IFRS - Annual Improvements
In July 2024 the IASB issued of Annual Improvements to IFRS Accounting Standards - Volume 11. Annual improvements are limited to changes that either clarify the wording in an Accounting Standard or correct relatively minor unintended consequences, oversights or conflicts between the requirements in the Accounting Standards.

Accounting Standard	Subject of amendments
IFRS 1 First-time Adoption of International Financial Reporting Standards	Hedge accounting by a first-time adopter
IFRS 7 Financial Instruments: Disclosures	Gain or loss on derecognition
Guidance on implementing IFRS 7 Financial Instruments: Disclosures	Introduction
Disclosure of deferred difference between fair value and transaction price
Credit risk disclosures
IFRS 9 Financial Instruments	Derecognition of lease liabilities
Transaction price
IFRS 10 Consolidated Financial Statements	Determination of a ‘de facto agent’
IAS 7 Statement of Cash Flows	Cost method
The changes are effective for reporting periods beginning on or after 1 January 2026. Earlier application is permitted and is not expected to have a material impact on the consolidated financial statements.